Annual Fund Operating Expenses - SEQUOIA GLOBAL VALUE ETF - SEQUOIA GLOBAL VALUE ETF Class	Apr. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.33%

[1]	Acquired Fund Fees and Expenses (“AFFE”) have been restated to reflect the Fund’s current strategy. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[2]	The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.33% to 0.28% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2027 unless terminated sooner by the Trustees.